UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21054

BlackRock Florida Municipal Bond Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock Florida Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock Florida Municipal Bond Trust (BIE)
	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.8%
			Florida—139.8%
AAA	$ 1,250		Bay Cnty., Sales Tax Rev., 5.125%, 9/01/32, AMBAC	09/12 @ 100	$ 1,285,700
A	1,000		Boynton Beach Multi-Fam., Clipper Cove Apts., 5.30%, 1/01/23, ACA	01/13 @ 100	1,019,030
Baa1	1,000		Capital Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 6/01/38	06/13 @ 102	930,500
NR	1,670		Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	1,738,837
AAA	3,150		Florida Mun. Loan Council, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,235,397
NR	1,415		Gateway Svcs. Cmnty. Dev. Dist., Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	1,445,889
AAA	2,100		Greater Orlando Aviation Auth., Orlando Arpt. Facs., Ser. A, 5.125%, 10/01/32, FSA	10/12 @ 100	2,144,079
A	4,900		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	5,219,333
BBB+	1,810		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,821,276
AA	3,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,636,815
			JEA, Ser. A,
AA	5,000		Elec. Sys., 5.50%, 10/01/41	10/07 @ 100	5,321,700
AAA	5,425	[3]	Wtr. & Swr. Sys., 5.375%, 10/01/30, MBIA	04/07 @ 100	5,566,484
A1	3,000		Lakeland Hosp. Sys., Lakeland Regl. Hlth. Sys. Proj., 5.50%, 11/15/32	11/12 @ 101	3,057,210
BB	1,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	1,587,645
			Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
AAA	5,500		Ser. A, Zero Coupon, 10/01/26	04/08 @ 37.301	1,665,895
AAA	10,000		Ser. B, Zero Coupon, 10/01/30	04/08 @ 29.688	2,379,400
AAA	5,410		Ser. B, Zero Coupon, 10/01/32	04/08 @ 26.494	1,147,136
A	5,000		Orange Cnty. Hlth. Facs. Auth., Orlando Regl. Hlth. Care Proj., 5.75%, 12/01/32	12/12 @ 100	5,271,550
AAA	3,350		Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,424,671
AAA	3,105		Osceola Cnty. Tourist Dev., Tax Rev., Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,138,845
AAA	3,630		Palm Bay Util., Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,055,931
AAA	3,000		Palm Beach Cnty. Sch. Brd., COP, Ser. C, 5.00%, 8/01/27, FSA	08/12 @ 100	3,059,100
AAA	1,500	[4]	Port St. Lucie Util., 5.125%, 9/01/31, MBIA	N/A	1,665,195
Aa3	2,000		So. Broward Hosp. Dist., 5.60%, 5/01/27	05/12 @ 101	2,085,660
NR	1,765		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	1,800,759
NR	2,815		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,854,917
NR5	1,795		Vlg. Cmnty. Dev. Dist., Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,892,540
			Volusia Cnty Edl. Fac. Auth., Embry Riddle Aeronautical Proj., RAA,
AA	1,250		5.20%, 10/15/26	10/13 @ 100	1,283,875
AA	1,610		5.20%, 10/15/33	10/13 @ 100	1,643,134

					72,378,503

			Puerto Rico—7.4%
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	2,565	[4]	5.25%, 7/01/12	N/A	2,852,408
A-	935		5.25%, 7/01/36	07/12 @ 100	957,852

					3,810,260

			Multi-State—6.6%
Baa1	3,000	[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,419,970

			Total Long-Term Investments (cost $75,370,462)		79,608,733

BlackRock Florida Municipal Bond Trust (BIE) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.8%
950	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $950,000)	$ 950,000

	Total Investments—155.6% (cost $76,320,462)	$ 80,558,733
	Other assets in excess of liabilities—1.9%	972,246
	Preferred shares at redemption value, including dividends payable—(57.5)%	(29,780,707)

	Net Assets Applicable to Common Shareholders—100%	$ 51,750,272

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2004, the Trust held 6.6% of its net assets, with a current market value of $3,419,970, in securities restricted as to resale.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	MBIA	— Municipal Bond Insurance Association
COP	— Certificate of Participation	PCR	— Pollution Control Revenue
FGIC	— Financial Guaranty Insurance Company	RAA	— Radian Asset Assurance

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Florida Municipal Bond Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005